CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net loss	$ (7,679,692)	$ (15,483,797)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of debt discount and equity issuance costs	295,256	2,019,726
Depreciation and amortization	217,635	196,247
Amortization of loan origination fees	(6,667)	(13,333)
Loss on extinguishment of debt	1,638,009	377,300
Non-cash lease expense	286,228
Bad debt expense	134,059	174,249
Impairment of assets		147,035
Loss on disposal of property and equipment	37,193	104,803
Loss (gain) on warrant derivative liability	(735,796)	2,204,172
Stock-based compensation	1,504,389	3,966,621
Loss on investment	41,239
Gain on sale of building	(139,187)
Changes in operating assets and liabilities, net of acquisitions
Accounts receivable	36,249	(101,766)
Prepaid expenses and other assets	(165,252)	(138,254)
Inventories	(186,538)	(23,772)
Accounts payable and accrued liabilities	(24,910)	1,242,108
Operating lease liabilities	(252,603)
Net cash used in operating activities:	(5,000,388)	(5,328,661)
Cash flows from investing activities
Purchases of property and equipment	(314,771)	(318,639)
Lending on notes receivable		(705,000)
Proceeds on notes receivable		270,000
Proceeds from sale of building	1,421,934
Net cash (used in) provided by investing activities	1,107,163	(753,639)
Cash flows from financing activities
Proceeds from sale of common stock and warrants	3,000,000	2,604,355
Proceeds from the exercise of warrants	90,000
Proceeds from exercise of stock options		188,770
Proceeds from notes payable	3,440,000	1,455,000
Payments on notes payable	(2,106,000)	(5,898,000)
Net cash provided by financing activities	4,424,000	(1,649,875)
Net increase in cash and cash equivalents	530,775	(7,732,175)
Cash and cash equivalents, beginning of period	224,994	7,957,169
Cash and cash equivalents, end of period	755,769	224,994
Supplemental schedule of cash flow information
Cash paid for interest	530,107	305,195
Non-cash investing & financing activities
Deemed dividend from warrant repricing	830,494	2,341,000
Operating lease right-of-use asset/Operating lease liability	2,721,069	154,200
Modification of warrants associated with debt	320,673
Cashless warrant and option exercises	3,357,412
Beneficial conversion feature	233,500
Debt converted to equity	957,056
Issuance of common stock to an employee	100,000
Stock issued in connection with SevenFive Farm acquisition	3,366,464
12% Warrants
Non-cash investing & financing activities
Warrants recorded as a debt discount and loss on extinguishment of debt		392,000
SBI Warrants [Member]
Non-cash investing & financing activities
Warrants recorded as a debt discount and loss on extinguishment of debt		28,800
10% Warrants
Non-cash investing & financing activities
Warrants recorded as a debt discount and additional paid-in capital	221,601
Warrants recorded as a loss on extinguishment of debt and additional paid-in capital	163,800
15% Warrants
Non-cash investing & financing activities
Warrants recorded as a debt discount and additional paid-in capital	167,163	$ 158,100
Warrants recorded as a loss on extinguishment of debt and additional paid-in capital	$ 668,336